Accounting Policies - Expected credit losses loans and advances per stage at Jan 1 2018 (Details) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	[1],[2]
Disclosure of financial assets [line items]
Loans and advances to customers	€ 589,653		€ 571,909
In accordance with IFRS 9 [member]
Disclosure of financial assets [line items]
Loans and advances to customers		€ 568,111
Expected credit losses		5,269
Stage 1: 12-month expected credit losses [member] | In accordance with IFRS 9 [member]
Disclosure of financial assets [line items]
Loans and advances to customers		512,355
Expected credit losses		402
Stage 2: Lifetime expected credit losses [member] | In accordance with IFRS 9 [member]
Disclosure of financial assets [line items]
Loans and advances to customers		43,836
Expected credit losses		952
Stage 3: Lifetime Expected Credit Losses [member] | In accordance with IFRS 9 [member]
Disclosure of financial assets [line items]
Loans and advances to customers		11,920
Expected credit losses		€ 3,915

[1]

The amounts for the period ended 31 December 2017 have been prepared in accordance with IAS 39, the adoption of IFRS 9 led to new presentation requirements for 2018; prior period amounts have not been restated Reference is m ade to Note 1 ‘Accounting policies’ for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.

[2]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated. References relate to the accompanying notes. These are an integral part of the Consolidated financial statements. Reference is made to Note ##20FPolicies 'Accounting policies' for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.